Recoverable direct taxes, charges and contributions (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total amount recorded	R$ 1,516
Principal amount	957
Intelig Telecomunicacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Total amount recorded	3,023
Principal amount	1,795
[custom:MonetaryAdjustments]	R$ 1,228